CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net income	$ 127	$ 357	$ 147
Other comprehensive (loss) income, net of tax:
Foreign currency translations adjustments	(314)	(221)	(25)
Pension and other postretirement benefits adjustments	73	(264)	193
Other, net	7	1	10
Other comprehensive (loss) income, net of tax	(234)	(484)	178
Comprehensive (loss) income	(107)	(127)	325
Comprehensive (loss) income attributable to noncontrolling interests	(28)	(7)	(26)
Comprehensive (loss) income attributable to Huntsman International LLC	$ (135)	$ (134)	$ 299